Supplemental Disaggregated Financial Information	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL DISAGGREGATED FINANCIAL INFORMATION
SUPPLEMENTAL DISAGGREGATED FINANCIAL INFORMATION

34.  SUPPLEMENTAL DISAGGREGATED FINANCIAL INFORMATION

In the development of its activity, the organization of Enel Generación Chile was previously organized on the basis of the priority focus on its main business, consisting of the generation of electrical energy. Bearing in mind the differentiated information that is analyzed by the Administration for decision making, the information by segments had been presented following a geographical distribution by country:

-	Chile.
-	Argentina. (discontinued)
-	Perú. (discontinued)
-	Colombia. (discontinued)

However, since the corporate reorganization was carried out (see note 5.2.), and operations outside Chile are presented as discontinued operations in the consolidated financial statements, the Group no longer has operating segments as defined by IFRS 8 "Segments". The financial information currently provided to the Administration for decision making is the same included in the Group’s consolidated financial statements. The Company, for comparative purposes, has chosen to voluntarily present supplementary disaggregated information of the net results and cash flows related to discontinued operations, on a geographical basis. The accounting policies used to determine this supplementary disaggregated financial information are the same as those used in the preparation of the Group’s consolidated financial statements.

The Group generates substantially all of its income from continuing operations in Chile. Likewise, in Chile there are substantially all non-current assets.

Supplementary financial information disaggregated (detail):

	Chile			Argentina			Colombia			Perú			Eliminations			Total
	As of 31, December			As of 31, December			As of 31, December			As of 31, December			As of 31, December			As of 31, December
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Country	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF INCOME
REVENUES AND OTHER OPERATING INCOME	1,521,054,183	1,634,937,088	1,659,727,329	—	—	—	—	—	—	—	—	—	—	—	—	1,521,054,183	1,634,937,088	1,659,727,329
Revenues	1,481,554,138	1,599,032,140	1,639,959,815	—	—	—	—	—	—	—	—	—	—	—	—	1,481,554,138	1,599,032,140	1,639,959,815
Energy sales	1,369,333,310	1,457,671,722	1,516,688,442	—	—	—	—	—	—	—	—	—	—	—	—	1,369,333,310	1,457,671,722	1,516,688,442
Other sales	103,745,285	94,452,287	64,638,599	—	—	—	—	—	—	—	—	—	—	—	—	103,745,285	94,452,287	64,638,599
Other services rendered	8,475,543	46,908,131	58,632,774	—	—	—	—	—	—	—	—	—	—	—	—	8,475,543	46,908,131	58,632,774
Other operating income	39,500,045	35,904,948	19,767,514													39,500,045	35,904,948	19,767,514

RAW MATERIALS AND CONSUMABLES USED	(809,974,152)	(903,978,006)	(895,060,114)	—	—	—	—	—	—	—	—	—	—	—	—	(809,974,152)	(903,978,006)	(895,060,114)
Energy purchases	(326,365,798)	(346,954,692)	(335,731,822)	—	—	—	—	—	—	—	—	—	—	—	—	(326,365,798)	(346,954,692)	(335,731,822)
Fuel consumption	(230,993,754)	(280,739,362)	(295,148,838)	—	—	—	—	—	—	—	—	—	—	—	—	(230,993,754)	(280,739,362)	(295,148,838)
Transportation expenses	(141,551,194)	(152,869,838)	(192,502,995)	—	—	—	—	—	—	—	—	—	—	—	—	(141,551,194)	(152,869,838)	(192,502,995)
Other miscellaneous supplies and services	(111,063,406)	(123,414,114)	(71,676,459)	—	—	—	—	—	—	—	—	—	—	—	—	(111,063,406)	(123,414,114)	(71,676,459)

CONTRIBUTION MARGIN	711,080,031	730,959,082	764,667,215	—	—	—	—	—	—	—	—	—	—	—	—	711,080,031	730,959,082	764,667,215

Other work performed by the entity and capitalized	7,449,013	7,226,484	9,758,304	—	—	—	—	—	—	—	—	—	—	—	—	7,449,013	7,226,484	9,758,304
Employee benefit expense	(53,800,538)	(54,222,470)	(60,350,072)	—	—	—	—	—	—	—	—	—	—	—	—	(53,800,538)	(54,222,470)	(60,350,072)
Other expenses	(82,478,947)	(102,821,020)	(119,303,215)	—	—	—	—	—	—	—	—	—	—	—	—	(82,478,947)	(102,821,020)	(119,303,215)

GROSS OPERATING INCOME	582,249,559	581,142,076	594,772,232	—	—	—	—	—	—	—	—	—	—	—	—	582,249,559	581,142,076	594,772,232

Depreciation and amortization expense	(117,765,263)	(117,337,553)	(132,600,381)	—	—	—	—	—	—	—	—	—	—	—	—	(117,765,263)	(117,337,553)	(132,600,381)
Impairment losses (reversals of impairment losses) recognized in profit or loss	(100,900)	55,494	(30,785,531)	—	—	—	—	—	—	—	—	—	—	—	—	(100,900)	55,494	(30,785,531)
								—	—
OPERATING INCOME	464,383,396	463,860,017	431,386,320	—	—	—	—	—	—	—	—	—	—	—	—	464,383,396	463,860,017	431,386,320

FINANCIAL RESULT	(47,947,351)	(36,610,248)	(35,678,632)	—	—	—	—	—	—	—	—	—	—	—	—	(47,947,351)	(36,610,248)	(35,678,632)
Financial income	5,778,242	5,273,672	6,150,751	—	—	—	—	—	—	—	—	—	—	—	—	5,778,242	5,273,672	6,150,751
Income from deposits and other financial instruments	5,527,543	3,077,708	2,150,797	—	—	—	—	—	—	—	—	—	—	—	—	5,527,543	3,077,708	2,150,797
Other financial income	250,699	2,195,964	3,999,954	—	—	—	—	—	—	—	—	—	—	—	—	250,699	2,195,964	3,999,954
Financial costs	(48,189,495)	(50,851,829)	(55,701,778)	—	—	—	—	—	—	—	—	—	—	—	—	(48,189,495)	(50,851,829)	(55,701,778)
Bank borrowings	(22,576)	(261)	(2,033,835)	—	—	—	—	—	—	—	—	—	—	—	—	(22,576)	(261)	(2,033,835)
Secured and unsecured obligations	(43,965,839)	(42,708,253)	(44,268,489)	—	—	—	—	—	—	—	—	—	—	—	—	(43,965,839)	(42,708,253)	(44,268,489)
Other	(4,201,080)	(8,143,315)	(9,399,454)	—	—	—	—	—	—	—	—	—	—	—	—	(4,201,080)	(8,143,315)	(9,399,454)
Gains (losses) from indexed assets and liabilities	(2,480,291)	145,608	606,075	—	—	—	—	—	—	—	—	—	—	—	—	(2,480,291)	145,608	606,075
Foreign currency exchange differences	(3,055,807)	8,822,301	13,266,320	—	—	—	—	—	—	—	—	—	—	—	—	(3,055,807)	8,822,301	13,266,320
Positive	18,458,283	19,563,838	48,546,664	—	—	—	—	—	—	—	—	—	—	—	—	18,458,283	19,563,838	48,546,664
Negative	(21,514,090)	(10,741,537)	(35,280,344)	—	—	—	—	—	—	—	—	—	—	—	—	(21,514,090)	(10,741,537)	(35,280,344)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,281,453	(2,696,904)	7,878,201	—	—	—	—	—	—	—	—	—	—	—	—	3,281,453	(2,696,904)	7,878,201
Other gains (losses)	3,434,503	113,088,869	121,490,974	—	—	—	—	—	—	—	—	—	—	—	—	3,434,503	113,088,869	121,490,974
Gain (loss) from other investments	409,954	105,462,769	121,457,430	—	—	—	—	—	—	—	—	—	—	—	—	409,954	105,462,769	121,457,430
Gain (loss) from the sale of property, plant and equipment	3,024,549	7,626,100	33,544	—	—	—	—	—	—	—	—	—	—	—	—	3,024,549	7,626,100	33,544

INCOME BEFORE TAX	423,152,001	537,641,734	525,076,863	—	—	—	—	—	—	—	—	—	—	—	—	423,152,001	537,641,734	525,076,863

Income tax	(104,946,765)	(112,099,519)	(83,216,935)	—	—	—	—	—	—	—	—	—	—	—	—	(104,946,765)	(112,099,519)	(83,216,935)

Net income from continuing operations	318,205,236	425,542,215	441,859,928	—	—	—	—	—	—	—	—	—	—	—	—	318,205,236	425,542,215	441,859,928
Net income from discontinued operations	—	—	5,889,236	—	—	15,063,586	—	—	32,152,791	—	—	26,466,832	—	—	—	—	—	79,572,445
NET INCOME	318,205,236	425,542,215	447,749,164	—	—	15,063,586	—	—	32,152,791	—	—	26,466,832	—	—	—	318,205,236	425,542,215	521,432,373

Net income attributable to:	—	425,542,215	447,749,164	—	—	15,063,586	—	—	32,152,791	—	—	26,466,832	—	—	—	318,205,236	425,542,215	521,432,373
Shareholders of Enel Chile																309,029,455	418,453,814	472,558,428
Non-controlling interests																9,175,781	7,088,401	48,873,945

	Chile			Argentina			Colombia			Peru			Eliminations			Total
	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016
Country	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOW
Net cash provided by (used in) operating activities	465,273,275	488,167,382	490,177,558	—	—	13,638,776	—	—	47,055,127	—	—	8,317,128	—	—	—	465,273,275	488,167,382	559,188,589
Net cash (used in) provided by investing activities	(228,125,034)	(91,867,647)	(34,631,759)	—	—	(5,901,336)	—	—	(16,448,412)	—	—	(3,598,013)	—	—	—	(228,125,034)	(91,867,647)	(60,579,520)
Net cash (used in) provided by financing activities	(291,939,624)	(301,835,211)	(388,561,440)	—	—	(17,813,237)	—	—	(90,476,446)	—	—	(22,802,105)	—	—	—	(291,939,624)	(301,835,211)	(519,653,228)